Pension, Savings, And Other Employee Benefits (Schedule Of Retiree Medical Plan Assets By Asset Category) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	$ 14,615	$ 16,273
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	13,857	15,461
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	758	812
Cash Equivalents And Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	254	288
Cash Equivalents And Money Market Funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	254	288
Equity Securities [Member] | U.S. Small Capital [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	1,512	1,953
Equity Securities [Member] | U.S. Small Capital [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	1,512	1,953
Equity Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	7,599	8,564
Equity Mutual Funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	7,599	8,564
Fixed Income Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	4,492	4,656
Fixed Income Mutual Funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	4,492	4,656
Fixed Income Securities [Member] | U.S. Treasuries [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	259	267
Fixed Income Securities [Member] | U.S. Treasuries [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	259	267
Fixed Income Securities [Member] | Corporate And Foreign Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	499	545
Fixed Income Securities [Member] | Corporate And Foreign Bonds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	$ 499	$ 545